October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.4%
Corporate — 3.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/55	$2,245	$ 2,463,734
Series D, 5.00%, 03/01/55	1,040	1,127,719
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,185	1,280,853
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	4,120	4,410,520
Series B, 5.25%, 03/01/55	2,345	2,525,625
Total Municipal Bonds in Alabama		11,808,451
California — 0.8%
Corporate — 0.4%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55(a)	1,375	1,460,325
Transportation — 0.4%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	1,760	1,408,000
Total Municipal Bonds in California		2,868,325
Georgia — 2.6%
Corporate — 2.6%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	3,310	3,371,256
Series C, 5.00%, 12/01/54(a)	5,000	5,380,037
Total Municipal Bonds in Georgia		8,751,293
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	580	603,957
Kentucky — 1.7%
Corporate — 1.7%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	5,495	5,968,854
New York — 127.4%
Corporate — 7.8%
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56(a)	9,940	10,685,437
New York Liberty Development Corp., RB, 5.50%, 10/01/37	830	992,093
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,500	6,424,846
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	2,215	2,325,847
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,165	2,264,749
AMT, 5.00%, 10/01/40	4,210	4,275,005
		26,967,977
County/City/Special District/School District — 21.3%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	665	732,428
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,290	1,407,384
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,565	1,691,394
Series A, Sustainability Bonds, 5.00%, 11/01/48	2,165	2,294,679
Series A, Sustainability Bonds, 5.00%, 11/01/53	3,935	4,149,023
Security	Par (000)	Value
County/City/Special District/School District (continued)
Build NYC Resource Corp., RB
Class A, 5.38%, 12/01/46	$330	$ 355,950
Class A, 5.50%, 12/01/51	480	510,690
City of New York, GO
Series A-1, 5.00%, 08/01/47	2,410	2,479,040
Series A-1, 5.00%, 08/01/53	830	867,652
Series F-1, 5.00%, 04/01/45	4,950	5,050,051
Series F-1, 4.00%, 03/01/47	2,270	2,102,264
Series G-1, 5.25%, 02/01/50	830	886,518
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	2,735	2,561,031
Series A, 4.00%, 04/01/54	1,095	1,009,046
County of Nassau New York, Refunding GOL, Series B, (AGM), 5.00%, 04/01/49	1,430	1,478,517
New York City Industrial Development Agency, RB, (AGM), 0.00%, 03/01/39(c)	1,380	786,569
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	3,600	3,446,049
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.00%, 05/01/51	1,655	1,730,222
Series D, 5.50%, 05/01/52	830	897,718
Sub-Series E-1, 5.00%, 02/01/43	1,645	1,667,545
Series A-1, Subordinate, 5.50%, 05/01/50	1,660	1,814,528
Series B, Subordinate, 4.38%, 05/01/53	2,320	2,286,329
Series C-S, Subordinate, 5.00%, 05/01/50	1,085	1,131,944
Series F-1, Subordinate, 5.00%, 02/01/44	355	371,384
Series F-1, Subordinate, 4.00%, 02/01/51	6,800	6,305,131
Series H-1, Subordinate, 5.25%, 11/01/48	2,655	2,851,392
Series H-1, Subordinate, 5.50%, 11/01/51	410	446,283
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,185	986,311
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,916,460
Series B, Sub Lien, 0.00%, 11/15/48	2,665	865,635
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	588,969
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,315	746,648
New York Liberty Development Corp., Refunding RB
Series 1, 3.00%, 02/15/42	925	790,724
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,460	1,055,017
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	860	911,508
Schenectady County Capital Resource Corp., RB, Series A, 5.50%, 01/01/57	1,405	1,498,367
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,300	1,194,757
Series A, 4.25%, 05/15/58	4,670	4,477,733
Series A-1, 4.13%, 05/15/64	6,385	5,859,353
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,000	1,003,179
		73,205,422
Education — 9.2%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	417	20,863
4.00%, 07/01/51	432	21,568
Build NYC Resource Corp., RB, 5.00%, 09/01/59(b)	1,325	1,204,147
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	660	611,887
Series A, 5.00%, 06/01/43	450	450,171

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	$750	$ 750,459
Dutchess County Local Development Corp., RB, 5.00%, 07/01/43	570	583,042
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	1,655	1,559,449
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	350	350,005
Series A, 4.00%, 07/01/50	5,700	5,185,741
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	3,500	4,108,431
Series A, 5.00%, 07/01/46	410	414,861
Sustainability Bonds, 5.00%, 07/01/50	1,325	1,350,901
Series A, Sustainability Bonds, 5.00%, 07/01/48	500	526,125
Series A, Sustainability Bonds, 5.25%, 07/01/50	425	458,644
Series A, Sustainability Bonds, 5.25%, 07/01/55	1,080	1,161,069
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	1,030	1,030,068
Series A, 4.00%, 07/01/49	360	323,398
Series A, 5.00%, 07/01/50	2,510	2,512,493
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/43	2,655	2,768,362
4.00%, 12/01/47	1,350	1,258,646
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	4,510	4,541,584
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	450	472,205
		31,664,119
Health — 11.3%
Albany Capital Resource Corp., Refunding RB, Series A, 5.50%, 05/01/55	2,985	3,198,365
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	2,400	2,444,711
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,250	1,204,349
Class A, 5.50%, 07/01/47	765	696,572
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,325	1,342,621
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	500	467,616
Series A, 5.00%, 12/01/37	1,180	1,181,671
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,150	1,130,904
4.00%, 12/01/39	475	460,943
4.00%, 12/01/46	4,595	4,020,660
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	865	931,140
Series 1-A, 4.00%, 07/01/51	5,750	5,288,932
Series A, 4.00%, 07/01/50	895	801,298
Series A-1, (AGM), 5.50%, 07/01/55	1,660	1,796,396
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	380	303,765
4.25%, 05/01/52	3,645	3,403,656
5.00%, 05/01/52	4,875	4,929,095
Class A, 5.25%, 05/01/54	1,200	1,249,709
Series 1, 4.00%, 07/01/47	2,660	2,540,158
Security	Par (000)	Value
Health (continued)
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	$460	$ 460,582
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	510	507,723
5.00%, 07/01/56	570	501,841
		38,862,707
Housing — 11.8%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	5,265	5,285,738
Series A, Sustainability Bonds, 4.75%, 11/01/48	365	368,952
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	2,650	2,642,821
Series A, Sustainability Bonds, (FHLMC), 5.20%, 02/01/55	1,875	1,926,405
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	685	690,244
Series B-1, Sustainability Bonds, 5.25%, 11/01/55	250	259,132
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	1,025	1,032,848
Series C-1, Sustainability Bonds, 5.05%, 11/01/50	665	684,473
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	1,160	1,134,853
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	660	645,679
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	1,160	1,149,416
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	825	807,099
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	3,660	3,690,842
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	5,185	5,097,358
Series F-1A, Sustainability Bonds, 5.00%, 11/01/54	1,265	1,291,414
New York City Housing Development Corp., RB, S/F Housing, Series A, Sustainability Bonds, 4.25%, 11/01/43	2,970	2,971,209
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	550	550,046
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,310	1,338,717
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	515	517,077
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,410	3,483,108
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	1,385	1,412,009
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	3,760	3,723,227
		40,702,667
State — 10.1%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	3,320	3,492,533
Empire State Development Corp., Refunding RB, 5.00%, 03/15/47	1,200	1,235,648
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/43	995	1,076,126
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/44	5,225	5,344,719
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New York State Dormitory Authority, RB (continued)
Series A, 5.00%, 03/15/45	$2,700	$ 2,759,145
Series A, 5.00%, 03/15/52	3,775	3,946,415
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,190	1,234,820
Series A, 4.00%, 03/15/54	7,020	6,489,966
Series D, 5.00%, 02/15/48	555	569,907
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/49	3,320	3,502,849
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/48	5,000	5,194,778
		34,846,906
Tobacco — 1.9%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	1,875	1,571,133
5.00%, 06/01/48	680	531,128
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	260	227,515
Series A-2B, 5.00%, 06/01/51	1,015	857,028
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,500	1,436,995
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	630	631,754
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,680	1,371,220
		6,626,773
Transportation — 39.7%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,565	1,577,520
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	4,920	4,997,587
Series A, (AGM), 4.00%, 02/15/47	2,425	2,292,748
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-2, Sustainability Bonds, 5.00%, 11/15/48	785	823,060
Metropolitan Transportation Authority, RB
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,590	1,454,259
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,720	2,476,636
Metropolitan Transportation Authority, Refunding RB
Series A, Sustainability Bonds, 5.50%, 11/15/47	3,410	3,684,645
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,760	1,570,758
Series C-1, Sustainability Bonds, (BAM-TCRS), 4.75%, 11/15/45	3,765	3,734,598
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,500	1,569,516
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,409,711
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	450	450,067
New York State Thruway Authority, Refunding RB
Series P, 5.00%, 01/01/49	830	873,166
Series B, Subordinate, 4.00%, 01/01/50	400	370,152
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,660	1,792,309
AMT, 5.00%, 12/01/35	3,405	3,658,537
AMT, 5.00%, 12/01/36	1,720	1,835,304
AMT, 5.00%, 12/01/41	450	463,108
Series A, AMT, 5.00%, 07/01/46	6,745	6,715,578
Series A, AMT, 5.25%, 01/01/50	8,845	8,844,844
AMT, Sustainability Bonds, 6.00%, 06/30/50	665	712,992
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/41	$455	$ 430,503
AMT, 4.00%, 10/31/46	1,510	1,348,618
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,450	1,459,160
AMT, Sustainability Bonds, 6.00%, 06/30/54	4,240	4,424,362
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	665	668,234
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	5,120	5,212,066
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,390	4,482,061
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	3,340	3,411,099
New York Transportation Development Corp., Refunding RB, CAB, Series B, AMT, (AGM), 5.00%, 12/31/54(f)	1,705	1,107,820
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,145	1,028,636
Port Authority of New York & New Jersey, Refunding ARB
Series 240, 5.00%, 07/15/53	1,660	1,729,614
AMT, 5.00%, 01/15/47	2,655	2,736,132
Series 177, AMT, 4.00%, 01/15/43	285	266,855
Series 202, AMT, 5.00%, 10/15/34	1,660	1,697,878
Series 206, AMT, 5.00%, 11/15/47	3,310	3,333,544
Series 231, AMT, 5.50%, 08/01/52	1,375	1,455,789
Port Authority of New York & New Jersey, Refunding RB
Series 250, 5.25%, 10/15/55	1,660	1,784,879
Series 226, AMT, 5.00%, 10/15/39	3,105	3,275,273
Series 242, AMT, 5.00%, 12/01/39	680	730,368
Series 242, AMT, 5.00%, 12/01/48	1,660	1,711,877
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	3,735	3,871,872
Series A, 4.00%, 11/15/52	4,500	4,168,288
Series A, 5.25%, 12/01/54	4,120	4,363,131
Series A, 5.50%, 11/15/57	1,775	1,899,527
Series A-1, 5.25%, 11/15/55	385	411,893
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	4,760	4,866,120
Series A-1, 5.00%, 05/15/51	1,460	1,499,178
Series B, 5.00%, 11/15/37	6,225	6,395,674
Series C, 5.00%, 05/15/47	3,925	4,076,189
Series C, 4.13%, 05/15/52	7,080	6,699,410
Series C, Sustainability Bonds, 5.25%, 11/15/42	615	677,954
		136,531,099
Utilities — 14.3%
Long Island Power Authority, RB
(BAM-TCRS), 5.00%, 09/01/42	4,645	4,745,156
5.00%, 09/01/47	450	455,654
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,335	2,427,825
Long Island Power Authority, Refunding RB
Series A, 5.25%, 09/01/50	3,320	3,559,580
Series B, 5.00%, 09/01/41	750	756,706
New York City Municipal Water Finance Authority, RB, Series BB, 5.00%, 06/15/52	2,810	2,956,197
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/50	1,175	1,211,647
Series DD, 4.13%, 06/15/46	1,965	1,914,039
Series DD, 4.13%, 06/15/47	1,760	1,710,086
Series EE, 5.00%, 06/15/45	2,250	2,376,816
New York Power Authority, RB
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	5,385	5,677,301
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/53	3,010	3,144,515
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	5,170	4,781,802

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
New York Power Authority, Refunding RB (continued)
Series A, Sustainability Bonds, 4.00%, 11/15/55	$5,505	$ 5,086,486
Series A, Sustainability Bonds, 4.00%, 11/15/60	470	424,566
New York State Environmental Facilities Corp., RB, Series A, Sustainability Bonds, 5.00%, 09/15/54	3,410	3,622,824
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	2,595	2,720,693
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	925	850,870
Utility Debt Securitization Authority, Refunding RB, Series 2, Sustainability Bonds, 5.00%, 06/15/53	720	758,141
		49,180,904
Total Municipal Bonds in New York		438,588,574
Puerto Rico — 2.1%
State — 2.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,078	2,989,479
Series A-2, Restructured, 4.78%, 07/01/58	390	366,754
Series A-2, Restructured, 4.33%, 07/01/40	1,045	1,013,122
Series B-1, Restructured, 4.75%, 07/01/53	460	434,931
Series B-2, Restructured, 4.78%, 07/01/58	601	565,178
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,658	1,969,168
Total Municipal Bonds in Puerto Rico		7,338,632
South Carolina — 1.1%
Corporate — 1.1%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,280	3,578,115
Total Municipal Bonds — 139.3% (Cost: $469,225,962)		479,506,201
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New York — 27.1%
County/City/Special District/School District — 3.7%
County of Nassau New York, GOL
Series A, 5.00%, 04/01/49(h)	5,298	5,583,137
Series A, 5.00%, 04/01/55	3,320	3,476,878
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Class A, 5.25%, 05/15/52(h)	3,320	3,506,008
		12,566,023
Education — 1.4%
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56	4,457	4,875,031
Housing — 1.2%
New York City Ny Hsg Dev Corp, 5.00%, 11/01/55	4,155	4,215,841
State — 6.4%
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/55	3,320	3,477,370
Series B, 5.00%, 03/15/54(h)	4,118	4,308,955
Series C, 5.50%, 03/15/53	4,980	5,434,285
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/46(h)	8,535	8,903,999
		22,124,609
Transportation — 6.4%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	4,500	4,570,964
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sustainability Bonds, Series B-2, 5.00%, 11/15/47(h)	$7,534	$ 7,920,202
Port Authority of New York & New Jersey, Refunding ARB, AMT, Series 200, 5.50%, 08/01/52(h)	4,520	4,785,574
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.25%, 05/15/52(h)	4,640	4,870,480
		22,147,220
Utilities — 8.0%
New York City Municipal Water Finance Authority, RB
Series BB, 5.25%, 06/15/55(h)	9,500	10,171,885
Sub Series CC-1, 5.25%, 06/15/54	4,480	4,767,501
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.25%, 06/15/48(h)	5,857	6,236,841
Utility Debt Securitization Authority, Refunding RB, Sustainability Bonds, 2nd Series, 5.00%, 12/15/50(h)	5,880	6,201,837
		27,378,064
Total Municipal Bonds in New York		93,306,788
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.1% (Cost: $91,262,728)		93,306,788
Total Long-Term Investments — 166.4% (Cost: $560,488,690)		572,812,989

	Shares
Short-Term Securities
	Money Market Funds — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(i)(j)	668,574	668,641
	Total Short-Term Securities — 0.2% (Cost: $668,641)	668,641
	Total Investments — 166.6% (Cost: $561,157,331)	573,481,630
	Other Assets Less Liabilities — 2.1%	7,256,586
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.8)%	(64,785,332)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.9)%	(171,776,840)
	Net Assets Applicable to Common Shares — 100.0%	$ 344,176,044

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2030 to June 15, 2033, is $55,162,629.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,177,023	$ —	$ (17,508,382)(a)	$ —	$ —	$ 668,641	668,574	$ 26,974	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	114	12/19/25	$ 12,852	$ (119,895)
U.S. Long Bond	106	12/19/25	12,448	(356,834)
5-Year U.S. Treasury Note	69	12/31/25	7,539	(26,342)
				$ (503,071)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 479,506,201	$ —	$ 479,506,201
Municipal Bonds Transferred to Tender Option Bond Trusts	—	93,306,788	—	93,306,788
Short-Term Securities
Money Market Funds	668,641	—	—	668,641
	$668,641	$572,812,989	$—	$573,481,630
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (503,071)	$ —	$ —	$ (503,071)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(64,469,273)	$—	$(64,469,273)
VRDP Shares at Liquidation Value	—	(172,000,000)	—	(172,000,000)
	$—	$(236,469,273)	$—	$(236,469,273)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
Schedule of Investments